Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation:
The Company provides share-based compensation to its directors and certain employees through grants of stock options, TSARs, SARs and deferred, restricted or performance share units.
As at December 31, 2023, the Company had 4,010,076 common shares reserved for future grants of stock options and tandem share appreciation rights under the Company’s stock option plan.

a) Share appreciation rights and tandem share appreciation rights:
All SARs and TSARs granted have a maximum term of seven years with one-third vesting each year from the date of grant. SARs and TSARs units outstanding at December 31, 2023 and 2022 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2021	666,256	$45.70	2,380,237	$42.05
Granted	32,730	48.49	266,090	48.49
Exercised	(129,162)	37.17	(290,577)	35.94
Cancelled	(12,900)	55.70	(21,922)	46.45
Expired	(149,237)	55.66	(145,469)	55.82
Outstanding at December 31, 2022	407,687	$44.67	2,188,359	$42.68
Granted	51,160	50.49	169,190	50.49
Exercised	(50,715)	33.85	(336,535)	31.88
Cancelled	(5,600)	53.69	(13,544)	51.36
Outstanding at December 31, 2023	402,532	$46.65	2,007,470	$45.10

Information regarding the SARs and TSARs outstanding as at December 31, 2023 is as follows:

	Units outstanding at December 31, 2023			Units exercisable at December 31, 2023

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	3.52	112,962	$32.60	99,800	$31.78
$45.40 to $50.49	2.93	171,010	49.93	98,029	49.96
$54.65 to $78.59	1.39	118,560	55.30	118,560	55.30
	2.64	402,532	$46.65	316,389	$46.23
TSARs
$29.27 to $38.79	3.57	776,194	$33.05	666,922	$32.11
$45.40 to $50.49	3.65	673,316	49.55	330,265	49.62
$54.65 to $78.59	1.66	557,960	56.48	557,960	56.48
	3.07	2,007,470	$45.10	1,555,147	$44.57
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2023 and 2022 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2023	2022
Risk-free interest rate	4.5%	4.4%
Expected dividend yield	1.6%	1.9%
Expected life of SARs and TSARs (years)	1.4	1.8
Expected volatility	38%	51%
Expected forfeitures	0%	0%
Weighted average fair value (USD per unit)	$10.75	$8.72

Compensation expense for SARs and TSARs is measured based on their fair value and is recognized over the vesting period. Changes in fair value each period are recognized in net income for the proportion of the service that has been rendered at each reporting date. The fair value as at December 31, 2023 was $26.7 million compared with the recorded liability of $25 million. The difference between the fair value and the recorded liability of $1.7 million will be recognized over the weighted average remaining vesting period of approximately 1.4 years.
For the year ended December 31, 2023, compensation expense related to SARs and TSARs included an expense in cost of sales and operating expenses of $10.5 million (2022 - expense of $1.8 million). This included an expense of $6.6 million (2022 - recovery of $3.7 million) related to the effect of the change in the Company’s share price.
b) Deferred, restricted and performance share units (old plan and new plan):
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2023 and 2022 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (new plan)
Outstanding at December 31, 2021	133,418	332,385	689,688
Granted	19,909	104,810	199,430
Performance factor impact on redemption[1]	—	—	(14,796)
Granted in lieu of dividends	2,434	5,561	11,764
Redeemed	—	(82,039)	(119,714)
Cancelled	—	(19,788)	(21,485)
Outstanding at December 31, 2022	155,761	340,929	744,887
Granted	18,417	104,980	179,340
Performance factor impact on redemption[1]	—	—	143,065
Granted in lieu of dividends	2,484	5,267	10,411
Redeemed	(18,962)	(131,398)	(435,035)
Cancelled	—	(8,924)	(11,546)
Outstanding at December 31, 2023	157,700	310,854	631,122
[1]     Performance share units have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2023 and the quarter ended March 31, 2022.

Performance share units are redeemable for cash based on the market value of the Company's common shares and are non-dilutive to shareholders. Units vest over three years and include two equally weighted performance factors: (i) relative total shareholder return of Methanex shares versus a specific market index (the market performance factor) and (ii) three year average Return on Capital Employed (the non-market performance factor). The market performance factor is measured by the Company at the grant date and reporting date using a Monte-Carlo simulation model to determine fair value. The non-market performance factor reflects management's best estimate to determine the expected number of units to vest. Based on these performance factors the performance share unit payout will range between 0% to 200%.
Compensation expense for deferred, restricted and performance share units is measured at fair value based on the market value of the Company’s common shares and is recognized over the vesting period. Changes in fair value are recognized in net income for the proportion of the service that has been rendered at each reporting date. The fair value of deferred, restricted and performance share units at December 31, 2023 was $58.6 million compared with the recorded liability of $48.9 million. The difference between the fair value and the recorded liability of $9.7 million will be recognized over the weighted average remaining vesting period of approximately 1.7 years.
For the year ended December 31, 2023, compensation expense related to deferred, restricted and performance share units included in cost of sales and operating expenses was an expense of $23.9 million (2022 - expense of $13.5 million). This included an expense of $8.8 million (2022 - recovery of $3.4 million) related to the effect of the change in the Company’s share price.